Principal Accounting Policies (Details) - Schedule of Percentage of Accounts Payable - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Customer A [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Customer accounts receivable	$ 4,000	$ 4,000
Customer accounts receivable Percentage	42.60%	100.00%
Customer B [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Customer accounts receivable	$ 5,380		[1]
Customer accounts receivable Percentage	57.40%		[1]

[1]	Represent percentage less than 10%